Share capital and reserves (Disclosure of convertible equity reserve) (Details) - Convertible debenture reserves [Member] - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Opening balance	$ 37,219	$ 0	$ 0
Equity reserve related to convertible debt	0	37,219	0
Ending balance	$ 37,219	$ 37,219	$ 0